Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
January 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.39%
Brazil — 4.90%
Grupo Mateus S.A.(a)	574,200	$ 527,270
LWSA S.A.	289,800	270,522
Track & Field Co SA	296,600	877,411
Vivara Participacoes S.A.	72,000	385,331
WEG S.A.	63,700	629,988
		2,690,522
China — 13.16%
ANTA Sports Products Ltd.	46,600	466,766
Beijing Huafeng Test & Control	22,781	987,316
Bosideng International Holdings, Ltd.	1,444,000	881,687
Centre Testing Int	248,900	556,063
DPC Dash Ltd. 144A(a)(b)(c)	64,200	546,083
Hexing Electrical Company Ltd.(a)	100,000	562,764
Shenzhen New Industries Biomed(a)	126,480	980,341
Silergy Corp	252,288	2,239,668
		7,220,688
Hong Kong — 2.56%
Plover Bay Tech(b)	808,400	721,254
Techtronic Industries Co Limited	50,113	683,170
		1,404,424
India — 15.43%
360 ONE WAM Ltd (a)	23,095	285,714
Anant Raj Ltd. (a)	124,477	684,642
Cartrade Tech Ltd.(a)	18,003	520,190
Gulf Oil Lubricants India Ltd.	93,648	1,113,092
Home First Finance Co India Lt 144A(b)(c)	47,448	609,968
Jubilant Foodworks Ltd. (a)	66,782	362,030
Jupiter Life Line Hospitals Lt	19,145	282,137
LT Foods Ltd.	125,081	508,572
Motherson Sumi Wiring India Ltd.	2,230,242	1,049,830
PB Fintech Ltd(a)	28,662	517,200
Rainbow Children's Medicare Ltd.	21,048	261,262
SJS Enterprises Ltd	49,726	904,781
Supriya Lifescience Ltd	84,721	624,677
Varun Beverages Ltd.(a)	105,219	540,793
Vimta Labs Ltd(a)	45,387	203,475
		8,468,363
Indonesia — 3.29%
Bank Central Asia Tbk P.T.	909,300	400,740
Cisarua Mountain Dairy PT TBK	3,261,600	990,659
Selamat Sempurna Tbk PT	3,966,100	412,176
		1,803,575
Malaysia — 1.49%
Frontken Corporation Bhd.	837,400	815,960

Mexico — 6.87%
Arca Continental S.A.B. de C.V.	44,200	497,955
BBB Foods, Inc.(a)	27,297	952,392
Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	26,048	805,925
Corporativo Fragua SAB de CV	14,387	436,402
Regional S.A.B. de C.V.	120,000	1,076,381
		3,769,055
	Shares	Fair Value
COMMON STOCKS — 96.39% (continued)
Philippines — 4.92%
International Container Terminal Services, Inc.	103,700	$ 1,129,929
Philippine Seven Corp	1,392,900	815,598
Puregold Price Club, Inc.	660,300	401,201
Robinsons Land Corporation(a)	1,154,800	354,750
		2,701,478
Poland — 1.00%
Shoper Spolka Akcyjna	37,677	551,438

Saudi Arabia — 1.91%
Rasan Information Technology Company(a)	28,086	1,048,348

Singapore — 1.50%
iFAST Corp Ltd.	76,300	632,135
Riverstone Holdings Ltd.	315,500	189,717
		821,852
South Korea — 13.23%
D'Alba Global Company Ltd. (a)	4,245	471,527
Eo Technics Company Ltd.	1,040	269,789
FNS Tech Company Ltd.	154,390	1,746,891
Global Tax Free Company Ltd.(a)	150,538	485,546
HD Hyundai Marine Solution Co	6,608	836,127
HPSP Company Ltd.	29,128	934,472
iFamilySC Co Ltd	80,396	834,229
Kinx Inc.	2,841	261,083
LEENO Industrial Inc.	3,630	265,219
Pumtech Korea Company Ltd.	19,617	887,849
S&S Tech Corp	4,227	265,385
		7,258,117
Taiwan — 19.15%
91APP, Inc.	303,000	634,826
Acer E-Enabling Service Business, Inc.	62,000	403,235
Airtac International Group(a)	37,000	1,334,937
Asia Vital Components Co., Ltd.	46,000	2,125,518
ASPEED Technology, Inc.	4,000	1,124,157
Gem Services Inc	106,000	263,012
Hon Precision, Inc.(a)	11,000	1,305,504
Jentech Precision Industrial Co., Ltd. (a)	14,000	1,258,347
Materials Analysis Technology, Inc.(a)	50,000	319,651
Sporton International, Inc.	172,918	957,706
Voltronic Power Technology	29,108	785,806
		10,512,699
United Arab Emirates — 2.67%
Americana Restaurants Intl(a)	1,055,674	448,428
Spinneys 1961 Holding PLC	2,393,897	1,016,877
		1,465,305
Vietnam — 4.31%
Asia Commercial Bank JSC	893,659	832,033
Hoa Phat Group JSC(a)	460,180	476,447
Vietnam Technological & Comm Joint-stock Bank	760,638	1,054,932
		2,363,412
Total Common Stocks (Cost $38,772,194)		52,895,236

Grandeur Peak Emerging Markets Opportunities Fund	Portfolio of Investments
January 31, 2026 (Unaudited) (Continued)

Shares	Fair Value
COMMON STOCKS — 96.39% (continued)
Total Common Stocks/ Investments — 96.39%
(Cost $38,772,194)	$ 52,895,236

Other Assets in Excess of Liabilities — 3.61%	1,982,244

NET ASSETS — 100.00%	$ 54,877,480

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2026, these securities had a total aggregate market value of $1,877,305 representing 3.42% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, these securities had a total aggregate market value of $1,156,051 representing 2.11% of net assets.